Note 5. Stock Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Weighted average
		Grant Date
	Shares	Fair Value
Unvested at December 31, 2012	171,246	$2.14
Granted	64,000	$1.99
Vested	(46,146)	$1.94
Forfeited	(41,970)	$2.05
Unvested, December 31, 2013	147,130	$2.16